Business Transactions - Investment in Monarch Gold Corporation (Details) $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended		3 Months Ended
	Jan. 21, 2021 USD ($)	Jan. 21, 2021 CAD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CAD ($) $ / shares shares	Sep. 30, 2020	Jun. 30, 2020 $ / shares shares	Jul. 03, 2020 shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)							1,000,000
Monarch shareholders
Disclosure of detailed information about business combination [line items]
Consideration received per share, cash | $ / shares		$ 0.192
Monarch Gold Corporation
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)		11,608,195
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 46.9	$ 59.3
Consideration paid (received)	$ 107.8	$ 136.1
Yamana | Monarch shareholders
Disclosure of detailed information about business combination [line items]
Consideration received per share, shares		0.0376
Monarch Mining | Monarch shareholders
Disclosure of detailed information about business combination [line items]
Consideration received per share, shares		0.2
Monarch Gold Corporation
Disclosure of detailed information about business combination [line items]
Stock subscription, value			$ 3.1	$ 4.2
Subscription, price per share | $ / shares				$ 0.24
Stock subscription, shares issued			17,500,000	17,500,000
Stock subscription, warrants issued			8,750,000	8,750,000
Warrant to purchase common share, shares acquirable per warrant (in shares)				1		1
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares				$ 0.29		$ 0.29
Proportion of ownership interest in associate					7.10%	6.00%
Monarch Gold Corporation | Minimum
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			5.00%	5.00%